Note 9 - Leases (Details) - Sales-Type Leases In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)		Mar. 31, 2014 JPY (¥)		Mar. 31, 2013 JPY (¥)
Sales-Type Leases [Abstract]
2015	$ 6,543		¥ 673,758
2016	5,216		537,130
2017	1,486		153,049
2018	672		69,177
2019	16		1,701
Total minimum lease payments to be received*	13,933	[1]	1,434,815	[1]	1,405,258	[1]
Less unearned income	217		22,364		30,400
Net investment in sales-type leases	13,716		1,412,451		1,374,858
Less current portion	6,406		659,677		476,818
Non-current net investment in sales-type leases	$ 7,310		¥ 752,774		¥ 898,040

[1]	Estimated executory costs, including profit thereon, of 301,643 thousand and 268,598 thousand ($2,608 thousand) were excluded from total minimum lease payments to be received as of March 31, 2013 and 2014, respectively.